Significant accounting policies and new accounting standards - Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loan Payment Pro ("LPP") | United States
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	60.00%
Nuvei Commerce LLC | United States
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Nuvei Consulting Services Ltd. | Israel
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Nuvei International Group Limited | Guernsey
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Nuvei Ltd. | Cyprus
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Nuvei Technologies Corp. | Canada
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Nuvei Technologies Inc. | United States
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Nuvei Technology & Services B.V. | Netherlands
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Nuvei US LLC | United States
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
SimplexCC Ltd. | Israel
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%